Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2012
LVIP Delaware Special Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LVIP Delaware Special Opportunities Fund (Standard and Service Class)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the LVIP Delaware Special Opportunities Fund (the “Fund”) is to maximize long-term capital appreciation (as measured by the change in the value of Fund shares over a period of three years or longer).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its objective by investing in a diversified portfolio of stocks primarily of medium-sized U.S. companies with market capitalizations, at the time of purchase, similar to the market capitalization of companies in the Russell Midcap® Value Index. The market capitalization range of the Russell Midcap Value Index was $1.6 billion to $18.2 billion as of May 31, 2011, the index reconstitution date. The Fund may also invest in some small-cap companies.

The Fund’s management style focuses on seeking medium-sized companies whose stock prices appear low relative to their underlying value or future potential. Among other factors, the sub-adviser considers the financial strength of a company, its management style, the prospects for its industry, and any anticipated changes within the company that might suggest a more favorable outlook going forward. Additionally, the sub-adviser focuses on free cash flow and a company's sustainability to buy back its shares, lower its debt and/or increase or initiate dividends.

		The Fund uses a blend of quantitative analysis and fundamental research in its effort to find the most attractive stocks in each industry. This blended assessment includes a review of a number of factors, including low price-to-earnings ratio, low price-to-cash flow, and improving earnings estimates. Fund investments are replaced if a possible new investment appears significantly more attractive under the Fund’s investment criteria.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund. Here are specific principal risks of investing in the Fund:
  Market Risk: Prices of securities held by the Fund may fall. As a result, your investment may decline in value and you could lose money.
  Small and Medium-Cap Companies Risk: Investing in the stock of medium and small-sized companies may involve greater risk than investing in larger companies. Historically, the price of small and medium capitalization stocks and stocks of recently organized companies have fluctuated more than larger capitalization stocks. Medium and small company stocks may trade less frequently and in limited volume resulting in fluctuating net asset values of the Fund’s shares.
  Value Stocks Risk: Value stocks may never reach what is believed to be their full value, or may even go down in price. Value stocks tend to shift in and out of favor depending on market conditions, and as a result the Fund’s performance may sometimes be lower than that of other types of funds.
  Income Stocks Risk: Income provided by the Fund may be reduced by changes in the dividend policies of the companies in which the Fund invests and the capital resources available for such payments at such companies.
  Fund of Funds Risk: The Fund may accept investments from fund of funds. From time to time these fund of funds may change or rebalance underlying holdings. This could result in large inflows into the Fund or large redemptions from the Fund, which may increase transaction costs or portfolio turnover for the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the Fund. The information shows: (a) how the Fund's Standard Class from year to year; and (b) how the average annual returns of the Fund's Standard Class for one year, five year and ten year periods and the Fund's Service Class for one year, five year and lifetime periods, compare with those of a broad measure of market performance. Please note that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the Fund. The information shows: (a) how the Fund's Standard Class from year to year; and (b) how the average annual returns of the Fund's Standard Class for one year, five year and ten year periods and the Fund's Service Class for one year, five year and lifetime periods, compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please note that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the above chart, the Fund’s highest return for a quarter occurred in the third quarter of 2009 at: 19.23%.
		The Fund’s lowest return for a quarter occurred in the fourth quarter of 2008 at: (23.37%).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For periods ended 12/31/11
LVIP Delaware Special Opportunities Fund | Standard Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther
Redemption Fee	rr_RedemptionFeeOverRedemption
Exchange Fee	rr_ExchangeFeeOverRedemption
Management Fee	rr_ManagementFeesOverAssets	0.39%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.46%
1 year	rr_ExpenseExampleYear01	47
3 years	rr_ExpenseExampleYear03	148
5 years	rr_ExpenseExampleYear05	258
10 years	rr_ExpenseExampleYear10	579
1 year	rr_ExpenseExampleNoRedemptionYear01	47
3 years	rr_ExpenseExampleNoRedemptionYear03	148
5 years	rr_ExpenseExampleNoRedemptionYear05	258
10 years	rr_ExpenseExampleNoRedemptionYear10	579
2002	rr_AnnualReturn2002	(11.75%)
2003	rr_AnnualReturn2003	33.99%
2004	rr_AnnualReturn2004	22.76%
2005	rr_AnnualReturn2005	15.65%
2006	rr_AnnualReturn2006	16.05%
2007	rr_AnnualReturn2007	3.81%
2008	rr_AnnualReturn2008	(36.63%)
2009	rr_AnnualReturn2009	30.45%
2010	rr_AnnualReturn2010	30.63%
2011	rr_AnnualReturn2011	(5.20%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.37%)
1 year	rr_AverageAnnualReturnYear01	(5.20%)
5 years	rr_AverageAnnualReturnYear05	1.22%
10 years	rr_AverageAnnualReturnYear10	7.55%
LVIP Delaware Special Opportunities Fund | Standard Class | Russell Midcap Value Index
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(1.38%)
5 years	rr_AverageAnnualReturnYear05	0.04%
10 years	rr_AverageAnnualReturnYear10	7.67%
LVIP Delaware Special Opportunities Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther
Redemption Fee	rr_RedemptionFeeOverRedemption
Exchange Fee	rr_ExchangeFeeOverRedemption
Management Fee	rr_ManagementFeesOverAssets	0.39%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%
1 year	rr_ExpenseExampleYear01	83
3 years	rr_ExpenseExampleYear03	259
5 years	rr_ExpenseExampleYear05	450
10 years	rr_ExpenseExampleYear10	1,002
1 year	rr_ExpenseExampleNoRedemptionYear01	83
3 years	rr_ExpenseExampleNoRedemptionYear03	259
5 years	rr_ExpenseExampleNoRedemptionYear05	450
10 years	rr_ExpenseExampleNoRedemptionYear10	1,002
1 year	rr_AverageAnnualReturnYear01	(5.53%)
5 years	rr_AverageAnnualReturnYear05	0.89%
Life of class	rr_AverageAnnualReturnSinceInception	7.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 19, 2004
LVIP Delaware Special Opportunities Fund | Service Class | Russell Midcap Value Index
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(1.38%)
5 years	rr_AverageAnnualReturnYear05	0.04%
Life of class	rr_AverageAnnualReturnSinceInception	7.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 19, 2004